Drinker Biddle & Reath LLP

191 North Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

November 5, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Roxbury Funds

(1933 Act Registration No. 333-133691)

(1940 Act Registration No. 811-21897)

Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the statement of additional information contained in the Trust’s Post-Effective Amendment No. 14 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on October 25, 2013, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams

Enclosures